Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000231078 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231078 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000231078 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.95%
C000231078 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.41%
C000231078 | Energy
Holdings [Line Items]
Percent of Total Investments	2.15%
C000231078 | Financials
Holdings [Line Items]
Percent of Total Investments	23.98%
C000231078 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.87%
C000231078 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000231078 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.91%
C000231078 | Materials
Holdings [Line Items]
Percent of Total Investments	4.79%
C000231078 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.42%
C000231078 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000231082 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231082 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000231082 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.95%
C000231082 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.41%
C000231082 | Energy
Holdings [Line Items]
Percent of Total Investments	2.15%
C000231082 | Financials
Holdings [Line Items]
Percent of Total Investments	23.98%
C000231082 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.87%
C000231082 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000231082 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.91%
C000231082 | Materials
Holdings [Line Items]
Percent of Total Investments	4.79%
C000231082 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.42%
C000231082 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000231081 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231081 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000231081 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.95%
C000231081 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.41%
C000231081 | Energy
Holdings [Line Items]
Percent of Total Investments	2.15%
C000231081 | Financials
Holdings [Line Items]
Percent of Total Investments	23.98%
C000231081 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.87%
C000231081 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000231081 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.91%
C000231081 | Materials
Holdings [Line Items]
Percent of Total Investments	4.79%
C000231081 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.42%
C000231081 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000231080 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231080 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000231080 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.95%
C000231080 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.41%
C000231080 | Energy
Holdings [Line Items]
Percent of Total Investments	2.15%
C000231080 | Financials
Holdings [Line Items]
Percent of Total Investments	23.98%
C000231080 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.87%
C000231080 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000231080 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.91%
C000231080 | Materials
Holdings [Line Items]
Percent of Total Investments	4.79%
C000231080 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.42%
C000231080 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000231079 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231079 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000231079 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.95%
C000231079 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.41%
C000231079 | Energy
Holdings [Line Items]
Percent of Total Investments	2.15%
C000231079 | Financials
Holdings [Line Items]
Percent of Total Investments	23.98%
C000231079 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.87%
C000231079 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000231079 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.91%
C000231079 | Materials
Holdings [Line Items]
Percent of Total Investments	4.79%
C000231079 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.42%
C000231079 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000231074 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231074 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000231074 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.95%
C000231074 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.41%
C000231074 | Energy
Holdings [Line Items]
Percent of Total Investments	2.15%
C000231074 | Financials
Holdings [Line Items]
Percent of Total Investments	23.98%
C000231074 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.87%
C000231074 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000231074 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.91%
C000231074 | Materials
Holdings [Line Items]
Percent of Total Investments	4.79%
C000231074 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.42%
C000231074 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000248998 | Other Line
Holdings [Line Items]
Percent of Total Investments	27.04%
C000248998 | A
Holdings [Line Items]
Percent of Total Investments	2.49%
C000248998 | A-
Holdings [Line Items]
Percent of Total Investments	3.26%
C000248998 | A+
Holdings [Line Items]
Percent of Total Investments	1.11%
C000248998 | AA
Holdings [Line Items]
Percent of Total Investments	0.77%
C000248998 | AA-
Holdings [Line Items]
Percent of Total Investments	1.02%
C000248998 | AA+
Holdings [Line Items]
Percent of Total Investments	2.02%
C000248998 | AAA
Holdings [Line Items]
Percent of Total Investments	1.58%
C000248998 | B
Holdings [Line Items]
Percent of Total Investments	1.98%
C000248998 | B-
Holdings [Line Items]
Percent of Total Investments	1.12%
C000248998 | B+
Holdings [Line Items]
Percent of Total Investments	1.69%
C000248998 | BB
Holdings [Line Items]
Percent of Total Investments	3.32%
C000248998 | BB-
Holdings [Line Items]
Percent of Total Investments	1.39%
C000248998 | BB+
Holdings [Line Items]
Percent of Total Investments	8.67%
C000248998 | BBB
Holdings [Line Items]
Percent of Total Investments	13.04%
C000248998 | BBB-
Holdings [Line Items]
Percent of Total Investments	12.95%
C000248998 | BBB+
Holdings [Line Items]
Percent of Total Investments	16.54%
C000248998 | CC
Holdings [Line Items]
Percent of Total Investments	0.00%
C000248998 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241944 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241944 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	72.60%
C000241944 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.19%
C000241944 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.72%
C000241944 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241944 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.28%
C000241944 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.06%
C000241944 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.53%
C000241944 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.15%
C000241944 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.34%
C000241944 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.11%
C000241944 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241948 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241948 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	72.60%
C000241948 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.19%
C000241948 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.72%
C000241948 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241948 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.28%
C000241948 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.06%
C000241948 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.53%
C000241948 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.15%
C000241948 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.34%
C000241948 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.11%
C000241948 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241947 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241947 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	72.60%
C000241947 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.19%
C000241947 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.72%
C000241947 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241947 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.28%
C000241947 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.06%
C000241947 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.53%
C000241947 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.15%
C000241947 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.34%
C000241947 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.11%
C000241947 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241946 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241946 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	72.60%
C000241946 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.19%
C000241946 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.72%
C000241946 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241946 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.28%
C000241946 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.06%
C000241946 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.53%
C000241946 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.15%
C000241946 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.34%
C000241946 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.11%
C000241946 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241945 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241945 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	72.60%
C000241945 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.19%
C000241945 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.72%
C000241945 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241945 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.28%
C000241945 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.06%
C000241945 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.53%
C000241945 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.15%
C000241945 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.34%
C000241945 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.11%
C000241945 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241941 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241941 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	72.60%
C000241941 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.19%
C000241941 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.72%
C000241941 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241941 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.28%
C000241941 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.06%
C000241941 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.53%
C000241941 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.15%
C000241941 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.34%
C000241941 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.11%
C000241941 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241940 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241940 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	72.60%
C000241940 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.19%
C000241940 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.72%
C000241940 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241940 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.28%
C000241940 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.06%
C000241940 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.53%
C000241940 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.15%
C000241940 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.34%
C000241940 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.11%
C000241940 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000228428 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228428 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.16%
C000228428 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.98%
C000228428 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.29%
C000228428 | Financials
Holdings [Line Items]
Percent of Total Investments	10.59%
C000228428 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.14%
C000228428 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.62%
C000228428 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.17%
C000228428 | Materials
Holdings [Line Items]
Percent of Total Investments	6.05%
C000228432 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228432 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.16%
C000228432 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.98%
C000228432 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.29%
C000228432 | Financials
Holdings [Line Items]
Percent of Total Investments	10.59%
C000228432 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.14%
C000228432 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.62%
C000228432 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.17%
C000228432 | Materials
Holdings [Line Items]
Percent of Total Investments	6.05%
C000228431 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228431 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.16%
C000228431 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.98%
C000228431 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.29%
C000228431 | Financials
Holdings [Line Items]
Percent of Total Investments	10.59%
C000228431 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.14%
C000228431 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.62%
C000228431 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.17%
C000228431 | Materials
Holdings [Line Items]
Percent of Total Investments	6.05%
C000228430 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228430 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.16%
C000228430 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.98%
C000228430 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.29%
C000228430 | Financials
Holdings [Line Items]
Percent of Total Investments	10.59%
C000228430 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.14%
C000228430 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.62%
C000228430 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.17%
C000228430 | Materials
Holdings [Line Items]
Percent of Total Investments	6.05%
C000228429 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228429 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.16%
C000228429 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.98%
C000228429 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.29%
C000228429 | Financials
Holdings [Line Items]
Percent of Total Investments	10.59%
C000228429 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.14%
C000228429 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.62%
C000228429 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.17%
C000228429 | Materials
Holdings [Line Items]
Percent of Total Investments	6.05%
C000228427 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228427 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.16%
C000228427 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.98%
C000228427 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.29%
C000228427 | Financials
Holdings [Line Items]
Percent of Total Investments	10.59%
C000228427 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.14%
C000228427 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.62%
C000228427 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.17%
C000228427 | Materials
Holdings [Line Items]
Percent of Total Investments	6.05%
C000228426 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228426 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.16%
C000228426 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.98%
C000228426 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.29%
C000228426 | Financials
Holdings [Line Items]
Percent of Total Investments	10.59%
C000228426 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.14%
C000228426 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.62%
C000228426 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.17%
C000228426 | Materials
Holdings [Line Items]
Percent of Total Investments	6.05%
C000228425 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228425 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.16%
C000228425 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.98%
C000228425 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.29%
C000228425 | Financials
Holdings [Line Items]
Percent of Total Investments	10.59%
C000228425 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.14%
C000228425 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.62%
C000228425 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.17%
C000228425 | Materials
Holdings [Line Items]
Percent of Total Investments	6.05%
C000228424 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228424 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.16%
C000228424 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.98%
C000228424 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.29%
C000228424 | Financials
Holdings [Line Items]
Percent of Total Investments	10.59%
C000228424 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.14%
C000228424 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.62%
C000228424 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.17%
C000228424 | Materials
Holdings [Line Items]
Percent of Total Investments	6.05%
C000218936 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218936 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218936 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.98%
C000218936 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218936 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.52%
C000218936 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.06%
C000218936 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.45%
C000218936 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.32%
C000218936 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.37%
C000218936 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218936 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.03%
C000218936 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000218940 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218940 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218940 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.98%
C000218940 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218940 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.52%
C000218940 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.06%
C000218940 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.45%
C000218940 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.32%
C000218940 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.37%
C000218940 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218940 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.03%
C000218940 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000218939 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218939 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218939 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.98%
C000218939 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218939 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.52%
C000218939 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.06%
C000218939 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.45%
C000218939 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.32%
C000218939 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.37%
C000218939 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218939 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.03%
C000218939 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000218938 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218938 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218938 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.98%
C000218938 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218938 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.52%
C000218938 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.06%
C000218938 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.45%
C000218938 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.32%
C000218938 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.37%
C000218938 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218938 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.03%
C000218938 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000218937 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218937 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218937 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.98%
C000218937 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218937 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.52%
C000218937 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.06%
C000218937 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.45%
C000218937 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.32%
C000218937 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.37%
C000218937 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218937 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.03%
C000218937 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000218935 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218935 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218935 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.98%
C000218935 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218935 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.52%
C000218935 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.06%
C000218935 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.45%
C000218935 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.32%
C000218935 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.37%
C000218935 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218935 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.03%
C000218935 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000218934 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218934 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218934 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.98%
C000218934 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218934 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.52%
C000218934 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.06%
C000218934 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.45%
C000218934 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.32%
C000218934 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.37%
C000218934 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218934 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.03%
C000218934 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000218933 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218933 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218933 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.98%
C000218933 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218933 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.52%
C000218933 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.06%
C000218933 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.45%
C000218933 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.32%
C000218933 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.37%
C000218933 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218933 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.03%
C000218933 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000218932 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218932 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218932 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.98%
C000218932 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218932 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.52%
C000218932 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.06%
C000218932 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.45%
C000218932 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.32%
C000218932 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.37%
C000218932 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218932 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.03%
C000218932 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%